Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks at amortized cost (Notes 5,9,13 and 20)	₩ 39,742,605	₩ 40,525,712
Financial assets at fair value through profit or loss (Notes 5, 10 and 20)	78,053,377	72,146,845
Derivative assets (Notes 5 and 11)	7,153,950	10,279,257
Securities at fair value through other comprehensive income (Notes 5, 12 and 20)	103,216,950	93,805,369
Securities at amortized cost (Notes 5, 12 and 20)	31,944,368	33,315,999
Loans at amortized cost (Notes 5, 13 and 20)	464,773,880	449,295,238
Property and equipment (Notes 14, 19, and 20)	4,153,186	4,157,592
Intangible assets (Notes 15)	5,893,158	6,120,133
Investments in associates (Notes 16)	2,639,202	2,752,980
Current tax assets	68,609	54,658
Deferred tax assets (Notes 46)	209,718	205,506
Investment property (Notes 17)	611,620	327,696
Net defined benefit assets (Notes 27)	353,097	155,697
Insurance contract assets (Notes 29)	760	5,639
Reinsurance contract assets (Notes 29)	603,442	184,754
Other assets (Notes 5, 13, 18 and 20)	46,524,351	26,401,598
Assets held for sale	71,212	29,583
Total assets	786,013,485	739,764,256
Liabilities
Deposits (Notes 5 and 22)	447,648,971	422,781,045
Financial liabilities at fair value through profit or loss (Notes 5 and 23)	2,312,487	954,899
Financial liabilities designated at fair value through profit or loss (Notes 5 and 24)	6,378,064	8,220,475
Derivative liabilities (Notes 5 and 11)	7,020,846	10,058,532
Borrowings (Notes 5 and 25)	55,394,834	49,920,373
Debt securities issued (Notes 5 and 26)	92,991,422	93,765,854
Net defined benefit liabilities (Notes 27)	17,820	38,974
Provisions (Notes 28)	1,363,345	1,308,896
Current tax liabilities	763,377	203,131
Deferred tax liabilities (Notes 46)	446,799	423,821
Insurance contract liabilities (Notes 29)	50,471,303	51,124,629
Reinsurance contract liabilities (Notes 29)	56,378	98,063
Investment contract liabilities (Notes 5 and 31)	1,536,393	1,165,022
Other liabilities (Notes 5 and 32)	59,237,657	40,879,509
Liabilities held for sale (Notes 21)	1,465	0
Total liabilities	725,641,161	680,943,223
Equity (Notes 33)
Capital stock	2,969,641	2,969,641
Hybrid bonds	4,749,837	4,600,121
Capital surplus	12,098,558	12,094,968
Capital adjustments	(1,180,080)	(807,114)
Accumulated other comprehensive loss	(2,474,813)	(1,824,440)
Retained earnings	41,796,129	39,020,580
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	57,959,272	56,053,756
Non-controlling interests	2,413,052	2,767,277
Total equity	60,372,324	58,821,033
Total liabilities and equity	₩ 786,013,485	₩ 739,764,256